Related Party Disclosure (Tables)	12 Months Ended
Jul. 31, 2020
Disclosure of transactions between related parties [abstract]
Schedule of compensation provided to key management
For the year ended	July 31, 2020	July 31, 2019
Salary and/or consulting fees	$3,069	$3,550
Termination benefits	1,043	470
Bonus compensation	42	481
Stock-based compensation	15,702	16,235
Total	$19,856	$20,736